CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current assets
Cash and cash equivalents	₨ 14,852	$ 196	₨ 14,829
Other investments	29,513	389	19,744
Trade and other receivables	66,764	880	49,641
Inventories	50,884	671	45,412
Derivative financial instruments	1,906	25	1,218
Tax assets	4,035	53	2,745
Other current assets	13,902	183	14,509
Total current assets before assets held for sale	181,856	2,397	148,098
Assets held for sale	0	0	151
Total current assets	181,856	2,397	148,249
Non-current assets
Property, plant and equipment	62,169	819	57,111
Goodwill	4,418	58	4,568
Other intangible assets	27,246	359	35,648
Trade and other receivables	54	1	118
Investment in equity accounted investees	4,318	57	3,375
Other investments	3,668	48	4,958
Deferred tax assets	8,204	108	10,630
Other non-current assets	894	12	834
Total non-current assets	110,971	1,463	117,242
Total assets	292,827	3,860	265,491
Current liabilities
Trade and other payables	25,572	337	23,744
Short-term borrowings	27,082	357	23,136
Long-term borrowings, current portion	1,017	13	864
Provisions	4,258	56	3,435
Tax liabilities	1,615	21	1,389
Derivative financial instruments	479	6	326
Bank overdraft	0	0	9
Other current liabilities	33,992	448	30,488
Total current liabilities	94,015	1,239	83,391
Non-current liabilities
Long-term borrowings	5,746	76	6,299
Deferred tax liabilities	60	1	338
Provisions	57	1	58
Other non-current liabilities	2,422	32	2,343
Total non-current liabilities	8,285	109	9,038
Total liabilities	102,300	1,348	92,429
Equity
Share capital	832	11	832
Treasury shares	(1,601)	(21)	(1,967)
Share premium	9,280	122	8,887
Share-based payment reserve	1,628	21	1,461
Capital redemption reserve	173	2	173
Debenture redemption reserve	304	4
Special economic zone re-investment reserve	755	10	1,326
Retained earnings	175,712	2,316	156,023
Other components of equity	3,444	45	6,327
Total equity	190,527	2,511	173,062
Total liabilities and equity	₨ 292,827	$ 3,860	₨ 265,491